GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.1 Schedule 7

Data Compare Summary (Total)
Run Date - 7/8/2021 10:06:32 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	163	0.00%	916
Amortization Term	0	162	0.00%	916
Amortization Type	0	96	0.00%	916
Balloon Flag	0	835	0.00%	916
Borrower First Name	0	837	0.00%	916
Borrower FTHB	0	87	0.00%	916
Borrower Last Name	0	849	0.00%	916
Borrower SSN	0	835	0.00%	916
City	0	916	0.00%	916
Contract Sales Price	0	8	0.00%	916
Decision System	0	2	0.00%	916
Doc Type	0	59	0.00%	916
Escrow Account	0	489	0.00%	916
Has FTHB	0	238	0.00%	916
Initial Rate Lock Date	0	7	0.00%	916
Investor: Qualifying Total Debt Ratio	3	915	0.33%	916
Lender	0	835	0.00%	916
Lien Position	0	96	0.00%	916
LTV Valuation Value	0	79	0.00%	916
Margin	0	1	0.00%	916
Mortgage Type	0	87	0.00%	916
Note Date	0	96	0.00%	916
Occupancy	0	916	0.00%	916
Original CLTV	0	915	0.00%	916
Original Interest Rate	0	916	0.00%	916
Original Loan Amount	0	916	0.00%	916
Original LTV	0	916	0.00%	916
Original Term	0	1	0.00%	916
Originator Loan Designation	0	835	0.00%	916
PITIA Reserves Months	0	727	0.00%	916
Product Description	0	835	0.00%	916
Property Type	0	858	0.00%	916
Purpose	0	916	0.00%	916
Refi Purpose	0	113	0.00%	916
Representative FICO	0	916	0.00%	916
State	0	916	0.00%	916
Street	0	915	0.00%	916
Universal Loan Identifier (ULI)	0	8	0.00%	916
Zip	0	915	0.00%	916
Total	3	20,226	0.01%	916